BUSINESS COMBINATION (Schedule of Condensed Combined Pro Forma Information) (Details) - Vexigo Ltd. [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business combination [Line Items]
Revenues	$ 18,964	$ 17,319
Net income (loss)	$ (3,923)	$ 251
Basic and diluted earnings (loss) per share	$ (0.55)	$ 0.03